Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
Schedule of Warrants

		Weighted
	Number of	Average
	Warrants	Exercise Price
		$
Balance, December 31, 2016	8,489,451	0.57
Issued in February 2017	5,117,500	2.00
Issued in April 2017	7,572,750	2.60
Issued upon exercise of compensation units	153,525	2.00
Issued upon exercise of compensation units	219,526	2.60
Exercised	(11,845,075)	2.36
Balance, December 31, 2017	9,707,677	0.80
Issued in January 2018	3,000,000	6.00
Issued in February 2018	3,000,000	7.00
Issued in May 2018	4,000,000	5.20
Exercised	(8,239,863)	2.65
Expired	(3,056,050)	6.91
Balance, December 31, 2018	8,411,764	2.92
Issued in September 2019 (a)	12,500,000	2.00
Issued in November 2019 (b)	4,385,965	0.75
Issued in December 2019 (c)	5,172,942	0.39
Expired	(4,000,000)	5.20
Balance, December 31, 2019	26,470,671	1.29

Expire:
November 2021	4,411,764	0.85
September 2021	12,500,000	2.00
November 2024	4,385,965	0.75
December 2024	5,172,942	0.39
Balance, December 31, 2019	26,470,671	1.29

(a) See Note 12 for discussion of warrants issued as part of Convertible Note Units.

(b) In November 2019, the Company closed a private placement resulting in the issuance of 4,385,965 units at a price of $0.57 per unit, for gross proceeds of $2,500,000. Each unit consists of one common share and one common share purchase warrants. The share purchase warrants were classified as equity instruments because a fixed amount of cash is to be exchanged for a fixed amount of common shares. Market price of the Company’s shares at the date of close was $0.42, leaving a residual value of $657,895 recorded to the warrants.

(c) In December 2019, the Company closed a private placement resulting in the issuance of 5,172,942 units at a price of $0.29 per units, for gross proceeds of $1,500,153. Each unit consists of one common share and one common share purchase warrants. The share purchase warrants were classified as equity instruments because a fixed amount of cash is to be exchanged for a fixed amount of common shares. Market price of the Company’s shares at the date of close was $0.33, leaving no residual value to be recorded to the warrants.